Quarterly Holdings Report
for
Fidelity® High Income Fund
January 31, 2026
SPH-NPRT3-0426
1.813069.121
Asset-Backed Securities - 0.3%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.0%
Brant Point CLO 2024-5 Ltd Series 2024-5A Class E, CME Term SOFR 3 month Index + 6.7%, 10.3676% 10/20/2037 (e)(g)(h)	250,000	254,402
Golub Cap Partners Clo 76 B Ltd Series 2024-76A Class E, CME Term SOFR 3 month Index + 5.75%, 9.418% 10/25/2037 (e)(g)(h)	175,000	176,494
TOTAL BAILIWICK OF JERSEY		430,896
GRAND CAYMAN (UK OVERSEAS TER) - 0.3%
Ares Loan Funding VII Ltd Series 2024-ALF7A Class E, CME Term SOFR 3 month Index + 6.25%, 9.9192% 10/22/2037 (e)(g)(h)	150,000	150,119
Arini US Clo II Ltd Series 2025-2A Class E, CME Term SOFR 3 month Index + 5.65%, 9.3222% 3/31/2038 (e)(g)(h)	156,000	159,320
Balboa Bay Loan Funding 2025-1 Ltd Series 2025-1A Class D2, CME Term SOFR 3 month Index + 4.15%, 8.209% 7/20/2038 (e)(g)(h)	222,000	226,982
Balboa Bay Loan Funding 2025-1 Ltd Series 2025-1A Class E, CME Term SOFR 3 month Index + 5.75%, 9.4176% 7/20/2038 (e)(g)(h)	150,000	152,703
Bbam US Clo III Ltd Series 2025-3A Class DR, CME Term SOFR 3 month Index + 5.2%, 8.8722% 10/15/2038 (e)(g)(h)	187,000	186,018
Bbam US Clo IV Ltd Series 2024-4A Class D, CME Term SOFR 3 month Index + 6.25%, 9.9222% 7/15/2039 (e)(g)(h)	250,000	252,613
Birch Grove Clo 12 Ltd Series 2025-12A Class D1, CME Term SOFR 3 month Index + 2.75%, 6.4192% 4/22/2038 (e)(g)(h)	285,000	286,566
Birch Grove Clo 5 LLC Series 2024-5A Class ER, CME Term SOFR 3 month Index + 6.75%, 10.4176% 10/20/2037 (e)(g)(h)	184,000	185,050
Carlyle US Clo 2025-2 Ltd Series 2025-2A Class E, CME Term SOFR 3 month Index + 6.75%, 11.046% 7/25/2038 (e)(g)(h)	304,000	313,170
Carlyle US CLO Ltd Series 2024-2A Class E, CME Term SOFR 3 month Index + 6.85%, 10.518% 4/25/2037 (e)(g)(h)	250,000	252,377
Carlyle US Clo Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 9.418% 10/25/2037 (e)(g)(h)	223,000	225,528
Carval Clo Xi-C Ltd Series 2024-3A Class E, CME Term SOFR 3 month Index + 6.35%, 10.0176% 10/20/2037 (e)(g)(h)	317,000	321,620
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 7.4176% 1/17/2038 (e)(g)(h)	189,000	189,282
Croton Pk Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.55%, 9.2222% 10/15/2036 (e)(g)(h)	285,000	287,223
Diameter Cap Clo 7 Ltd / Diameter Cap Clo 7 LLC Series 2024-7A Class D, CME Term SOFR 3 month Index + 6.1%, 9.7676% 7/20/2037 (e)(g)(h)	385,000	389,666
Flatiron Rr Clo 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 8.9222% 4/15/2038 (e)(g)(h)	285,000	287,692
Garnet CLO Ltd Series 2025-1A Class E, CME Term SOFR 3 month Index + 6.25%, 9.9176% 7/20/2037 (e)(g)(h)	100,000	101,639
Madison Park Funding LXXII Ltd Series 2025-72A Class D2, 8.345% 7/23/2038 (e)	150,000	153,322
Magnetite Xxix Ltd Series 2024-29A Class ER, CME Term SOFR 3 month Index + 6%, 9.6722% 7/15/2037 (e)(g)(h)	150,000	151,950
Midocean Cr Clo Xix Series 2025-19A Class E, CME Term SOFR 3 month Index + 6.25%, 9.9176% 7/20/2036 (e)(g)(h)	222,000	223,647
Midocean Cr Clo Xvi Series 2024-16A Class E, CME Term SOFR 3 month Index + 6.25%, 9.9176% 10/20/2037 (e)(g)(h)	222,000	223,959
Neuberger Berman Loan Advisers Lasalle Street Lending Clo II Ltd Series 2024-2A Class E, CME Term SOFR 3 month Index + 7.5%, 11.1676% 4/20/2038 (e)(g)(h)	791,000	800,029
OCP CLO Ltd Series 2024-14A Class ER, CME Term SOFR 3 month Index + 6.55%, 10.2176% 7/20/2037 (e)(g)(h)	200,000	201,542
Orchard Park Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.6%, 9.2676% 10/20/2037 (e)(g)(h)	285,000	287,769
Palmer Square Clo Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 7.8122% 2/15/2038 (e)(g)(h)	146,000	145,896
Palmer Square Loan Funding 2025-2 Ltd Series 2025-2A Class D, CME Term SOFR 3 month Index + 4.5%, 8.1722% 7/15/2033 (e)(g)(h)	250,000	250,173
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 8.3722% 1/15/2033 (e)(g)(h)	285,000	285,047
Pikes Peak Clo 1 Series 2025-12A Class D2R, CME Term SOFR 3 month Index + 3.8%, 7.4676% 4/20/2038 (e)(g)(h)	127,000	127,041
Rr 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 9.6722% 10/15/2039 (e)(g)(h)	150,000	153,103
Silver Point CLO 15 Ltd Series 2026-15A Class F, CME Term SOFR 3 month Index + 7.25%, 7.13% 1/15/2039 (c)(e)(g)(h)	150,000	148,500
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		7,119,546
UNITED STATES - 0.0%
Diameter Capital Clo 1 Ltd Series 2024-1A Class DR, CME Term SOFR 3 month Index + 6.15%, 9.8222% 10/15/2037 (e)(g)(h)	250,000	253,766
Hilton Grand Vacations Trust Series 2025-3EXT Class D, 7.38% 10/25/2044 (e)	474,989	475,794
Obra Homes Finance LLC Series 2024-1A Class E, CME Term SOFR 3 month Index + 6.75%, 10.4176% 1/20/2038 (e)(g)(h)	179,000	181,685
TOTAL UNITED STATES		911,245
TOTAL ASSET-BACKED SECURITIES (Cost $8,378,003)		8,461,687

Bank Loan Obligations - 7.9%
	Principal Amount (a)	Value ($)
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canacol Energy Ltd Tranche DIP 1LN, term loan CME Term SOFR 3 month Index + 9%, 13% 6/30/2026 (c)(f)(g)(h)	731,574	731,574
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.1836% 5/23/2030 (f)(g)(h)	1,261,081	1,261,396
FRANCE - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA Tranche B13 1LN, term loan CME Term SOFR 1 month Index + 5.375%, 9.0472% 5/14/2029 (f)(g)(h)	416,746	416,617
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 6.875%, 10.5472% 5/31/2031 (f)(g)(h)	3,451,467	3,497,475

TOTAL FRANCE		3,914,092
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.6722% 10/31/2027 (f)(g)(h)	258,667	197,104
NETHERLANDS - 0.1%
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.9336% 8/30/2028 (f)(g)(h)	5,212,591	2,130,646
SWITZERLAND - 0.1%
Materials - 0.1%
Chemicals - 0.1%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1975% 11/15/2030 (f)(g)(h)	3,009,410	2,616,321
UNITED KINGDOM - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EG America LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 1/29/2031 (f)(g)(h)(i)	4,365,000	4,354,088
UNITED STATES - 7.5%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.4%
Connect Holding II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.4212% 10/3/2031 (f)(g)(h)	751,309	526,856
Connect Holdings LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9244% 4/3/2031 (f)(g)(h)	6,565,000	5,988,724
Lumen Technologies Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 0% 4/15/2030 (f)(g)(h)(i)	2,885,454	2,876,077
Uniti Services LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6719% 10/6/2032 (f)(g)(h)	1,445,000	1,445,000
		10,836,657
Media - 0.1%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.2719% 6/18/2029 (f)(g)(h)	3,296,377	3,073,871
TOTAL COMMUNICATION SERVICES		13,910,528
Consumer Discretionary - 2.2%
Diversified Consumer Services - 0.7%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.0217% 3/4/2028 (f)(g)(h)	20,168,060	16,245,373
TKC Holdings Inc 1LN, term loan 13.5% 2/15/2027 (f)(g)	4,364,416	4,375,327
		20,620,700
Hotels, Restaurants & Leisure - 0.9%
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1975% 10/31/2031 (f)(g)(h)	5,047,412	4,946,464
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9336% 6/1/2028 (f)(g)(h)	5,883,884	5,589,690
Sizzling Platter LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6719% 7/2/2032 (f)(g)(h)	3,409,632	3,163,866
Sizzling Platter LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 5% 7/2/2032 (f)(g)(h)(k)	145,368	134,889
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9285% 12/30/2026 (f)(g)(h)	14,294,681	13,734,759
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 12.4285% 12/30/2026 (f)(g)(h)	786,343	760,786
		28,330,454
Household Durables - 0.3%
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0219% 6/29/2028 (f)(g)(h)	5,774,284	5,356,399
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4108% 10/1/2032 (f)(g)(h)	4,650,000	4,644,188
		10,000,587
Specialty Retail - 0.3%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5212% 6/6/2031 (f)(g)(h)	6,429,274	6,175,832
SGUS LLC 1LN, term loan 14.65% 7/15/2026 (c)(f)(g)	1,076,000	968,400
SGUS LLC term loan 10% 7/15/2026 (c)(f)(g)	643,665	193,100
SGUS LLC Tranche FIRST OUT DIP PIK, term loan CME Term SOFR 3 month Index + 10%, 14.65% 7/15/2026 (c)(f)(g)(h)	75,320	67,787
SGUS LLC Tranche THIRD OUT, term loan CME Term SOFR 3 month Index + 8%, 11.6722% 7/15/2026 (c)(f)(g)(h)	1,679,243	293,868
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 9.6038% 9/4/2029 (f)(g)(h)	917,500	874,432
		8,573,419
TOTAL CONSUMER DISCRETIONARY		67,525,160
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6719% 9/20/2030 (f)(g)(h)	3,012,450	2,974,795
Food Products - 0.0%
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 0% (f)(g)(h)(j)	80,433	37,669
Del Monte Foods Corp II Inc Tranche FLFO B 1LN, term loan CME Term SOFR 3 month Index + 8%, 0% (f)(g)(h)(j)	23,259	10,893
Del Monte Foods Corp II Inc Tranche TLA DIP, term loan CME Term SOFR 3 month Index + 9.5%, 13.2802% 3/30/2026 (f)(g)(h)	202,088	191,983
Del Monte Foods Corp II Inc Tranche TLB DIP ROLLUP, term loan CME Term SOFR 3 month Index + 9.5%, 13.2772% 3/30/2026 (c)(f)(g)(h)	268,294	209,269
		449,814
TOTAL CONSUMER STAPLES		3,424,609
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Mesquite Energy Inc 1LN, term loan 0% (c)(f)(g)(j)	1,718,000	0
Mesquite Energy Inc 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (c)(f)(g)(h)(j)	4,024,234	1
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.5699% 10/30/2028 (f)(g)(h)	28,312,931	11,006,652
TOTAL ENERGY		11,006,653
Health Care - 0.7%
Biotechnology - 0.0%
BioMarin Pharmaceutical Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 0% 1/28/2033 (f)(g)(h)(i)	1,370,000	1,370,000
Health Care Providers & Services - 0.2%
Cano Health LLC Tranche INITIAL EXCHANGE TERM LOANS 1LN, term loan CME Term SOFR 3 month Index + 10%, 13.6719% 6/28/2029 (c)(f)(g)(h)	1,861,735	1,433,536
HAH Group Holding Co LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6719% 9/24/2031 (f)(g)(h)	2,777,331	2,497,293
ModivCare Inc Tranche EXIT 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6898% 12/29/2030 (c)(f)(g)(h)	845,889	779,274
Team Public Choices LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 0% 1/31/2033 (f)(g)(h)(i)	1,370,000	1,356,300
		6,066,403
Pharmaceuticals - 0.5%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.9219% 10/8/2030 (f)(g)(h)	13,916,358	13,552,584
TOTAL HEALTH CARE		20,988,987
Industrials - 0.9%
Air Freight & Logistics - 0.0%
Echo Global Logistics Inc 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.5219% 11/23/2028 (c)(f)(g)(h)	186,728	186,728
Echo Global Logistics Inc 2LN, term loan CME Term SOFR 3 month Index + 7.25%, 11.0219% 11/23/2029 (c)(f)(g)(h)	30,000	29,999
		216,727
Building Products - 0.2%
Cornerstone Building Brands Inc 1LN, term loan CME Term SOFR 1 month Index + 5.625%, 9.3052% 8/1/2028 (f)(g)(h)	676,513	519,562
Cornerstone Building Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0302% 4/12/2028 (f)(g)(h)	6,652,619	5,116,995
		5,636,557
Commercial Services & Supplies - 0.7%
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1719% 2/15/2031 (f)(g)(h)	2,179,603	1,749,916
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.3538% 8/1/2030 (f)(g)(h)	3,323,642	2,928,362
CSC Serviceworks Inc Tranche NEW $ FLFO TL, term loan CME Term SOFR 3 month Index + 5.5%, 9.101% 9/30/2030 (c)(f)(g)(h)	3,185,425	3,217,279
Neptune Bidco US Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.5169% 10/11/2028 (f)(g)(h)	125,695	125,476
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 0% 1/28/2033 (f)(g)(h)(i)	6,205,000	6,101,563
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.7669% 4/11/2029 (f)(g)(h)	4,872,335	4,867,950
		18,990,546
Machinery - 0.0%
Columbus McKinnon Corp/NY Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 1/21/2033 (f)(g)(h)(i)	1,345,000	1,334,912
TOTAL INDUSTRIALS		26,178,742
Information Technology - 1.0%
IT Services - 0.7%
Constant Contact Inc 2LN, term loan CME Term SOFR 3 month Index + 7.5%, 11.4338% 2/12/2029 (f)(g)(h)	379,000	333,205
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9338% 2/10/2028 (f)(g)(h)	4,382,979	4,101,724
X Corp 1LN, term loan 9.5% 10/26/2029 (f)	6,261,000	6,472,308
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.4475% 10/26/2029 (f)(g)(h)	10,121,366	10,098,188
		21,005,425
Software - 0.3%
Finastra USA Inc 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 10.9732% 9/13/2029 (c)(f)(g)(h)	1,382,489	1,382,488
Polaris Newco LLC Tranche PIK TERM 2LN, term loan CME Term SOFR 1 month Index + 9%, 12.9224% 6/4/2029 (f)(g)(h)	1,960,000	1,792,577
X.AI LLC 1LN, term loan 12.5% 6/28/2030 (f)	616,900	667,282
X.AI LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 11.1219% 6/28/2030 (f)(g)(h)	5,956,634	6,057,182
		9,899,529
TOTAL INFORMATION TECHNOLOGY		30,904,954
Materials - 1.3%
Chemicals - 1.1%
American Rock Salt Co LLC 1LN, term loan 2% 6/12/2028 (f)(g)(k)	121,881	122,033
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.084% 6/9/2028 (f)(g)(h)	959,897	811,114
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 7%, 11.0576% 6/12/2028 (f)(g)(h)	463,607	464,186
Chemours Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1719% 10/15/2032 (f)(g)(h)	625,000	620,313
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 7.6969% 7/3/2028 (f)(g)(h)	8,804,442	7,423,289
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6712% 3/15/2029 (f)(g)(h)	5,417,700	5,298,348
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.2094% 3/15/2030 (f)(g)(h)	1,596,765	1,525,916
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.0219% 4/2/2029 (f)(g)(h)	6,066,490	4,190,913
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4168% 8/25/2031 (f)(g)(h)	5,864,220	5,790,917
TPC Group Inc 1LN, term loan CME Term SOFR 1 month Index + 5.75%, 9.3856% 12/16/2031 (f)(g)(h)	2,931,758	2,604,017
Tronox Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1719% 9/30/2031 (f)(g)(h)	5,904,270	4,769,351
		33,620,397
Containers & Packaging - 0.2%
BradyPlus Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1898% 12/29/2032 (f)(g)(h)	6,090,000	6,049,380
TOTAL MATERIALS		39,669,777
Utilities - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
MRP Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9219% 6/4/2032 (f)(g)(h)	5,512,687	5,474,815
MRP Buyer LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 5.4615% 6/4/2032 (f)(g)(h)(k)	702,313	697,488
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1719% 3/29/2030 (f)(g)(h)	4,535,583	4,518,575
TOTAL UTILITIES		10,690,878
TOTAL UNITED STATES		224,300,288
TOTAL BANK LOAN OBLIGATIONS (Cost $259,303,447)		239,505,509

Common Stocks - 2.6%
	Shares	Value ($)
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canacol Energy Ltd (b)(c)	121,200	136,185
FRANCE - 0.1%
Communication Services - 0.1%
Media - 0.1%
Altice France Holding SA (c)	225,800	3,433,976
Altice France Holding SA rights (b)(c)(e)	6,157	69,186

TOTAL FRANCE		3,503,162
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Media - 0.0%
SES SA rights (b)(c)	2,308	8,701
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Travelport Finance Luxembourg Sarl (b)(c)	7	6,396
TOTAL LUXEMBOURG		15,097
TANZANIA - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Helios Towers PLC (b)	1,974,484	4,674,088
UNITED STATES - 2.3%
Communication Services - 0.2%
Entertainment - 0.2%
Warner Bros Discovery Inc (b)	173,600	4,780,944
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
UC Holdings Inc (b)(c)	3,510	0
Hotels, Restaurants & Leisure - 0.0%
New Cotai LLC / New Cotai Capital Corp (b)(c)(d)	125,816	22,647
TOTAL CONSUMER DISCRETIONARY		22,647
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Northeast Grocery Inc (b)(c)(d)	12,754	74,101
Southeastern Grocers LLC rights (b)(c)	1,243,047	48,702
TOTAL CONSUMER STAPLES		122,803
Energy - 1.6%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd (b)(c)	47,062	0
Oil, Gas & Consumable Fuels - 1.6%
EP Energy Corp (b)(c)	7,975	13,318
Hess Midstream LP Class A	133,400	4,731,699
Mesquite Energy Inc (b)(c)	217,050	44,660,165
		49,405,182
TOTAL ENERGY		49,405,182
Health Care - 0.3%
Health Care Equipment & Supplies - 0.0%
Anteris Technologies Global Corp (b)	204,300	1,219,671
Health Care Providers & Services - 0.3%
Cano Health LLC (b)(c)	271,705	3,551,184
Cano Health LLC warrants 6/28/2029 (b)(c)	14,480	51,694
Modivcare Buyer LLC (c)	109,735	603,542
Surgery Partners Inc (b)	194,900	2,896,214
		7,102,634
TOTAL HEALTH CARE		8,322,305
Information Technology - 0.2%
IT Services - 0.1%
GTT Communications Inc (b)(c)	113,281	3,791,515
Semiconductors & Semiconductor Equipment - 0.1%
ON Semiconductor Corp (b)	44,000	2,635,160
TOTAL INFORMATION TECHNOLOGY		6,426,675
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
PureWest Energy LLC (b)(c)	105	24
TOTAL UNITED STATES		69,080,580
TOTAL COMMON STOCKS (Cost $39,738,206)		77,409,112

Convertible Corporate Bonds - 2.1%
	Principal Amount (a)	Value ($)
CAMEROON - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Golar LNG Ltd 2.75% 12/15/2030 (e)	3,420,000	3,442,230
UNITED STATES - 2.0%
Communication Services - 0.8%
Media - 0.8%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind (g)	7,130,678	24,730,083
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
New Cotai LLC 5% 2/24/2027 (c)	175,193	168,938
Financials - 0.4%
Financial Services - 0.4%
Redfin Corp 0.5% 4/1/2027	13,062,000	12,376,245
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.2%
MKS Inc 1.25% 6/1/2030	1,847,000	3,106,548
ON Semiconductor Corp 0% 5/1/2027 (n)	1,431,000	1,806,049
Wolfspeed Inc 2.5% 6/15/2031	1,131,000	1,535,333
Wolfspeed Inc 2.5% 6/15/2031 (e)	502,000	681,465
		7,129,395
Software - 0.4%
Riot Platforms Inc 0.75% 1/15/2030	6,202,000	8,164,125
Terawulf Inc 0% 5/1/2032 (e)(n)	3,755,000	3,531,953
		11,696,078
TOTAL INFORMATION TECHNOLOGY		18,825,473
Utilities - 0.2%
Electric Utilities - 0.2%
PG&E Corp 4.25% 12/1/2027	4,879,000	4,954,625
TOTAL UNITED STATES		61,055,364
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $43,675,514)		64,497,594

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
UNITED STATES - 0.2%
Financials - 0.2%
Financial Services - 0.2%
Acrisure Holdings Inc Series A-2 (c) (Cost $4,681,585)	194,418	5,389,267

Non-Convertible Corporate Bonds - 81.2%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Mineral Resources Ltd 7% 4/1/2031 (e)		1,660,000	1,744,586
Mineral Resources Ltd 8% 11/1/2027 (e)		4,700,000	4,806,319
Mineral Resources Ltd 8.5% 5/1/2030 (e)		3,535,000	3,664,511
Mineral Resources Ltd 9.25% 10/1/2028 (e)		2,425,000	2,547,243

TOTAL AUSTRALIA			12,762,659
BAILIWICK OF JERSEY - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (e)		4,852,000	4,330,601
BRAZIL - 0.6%
Industrials - 0.2%
Commercial Services & Supplies - 0.1%
Ambipar Lux Sarl 9.875% (e)(j)		13,002,000	2,503,015
Passenger Airlines - 0.1%
Azul Secured Finance LLP 0% 2/15/2031 (e)		2,200,000	2,178,616
TOTAL INDUSTRIALS			4,681,631
Materials - 0.4%
Metals & Mining - 0.4%
ERO Copper Corp 6.5% 2/15/2030 (e)		6,388,000	6,437,827
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (e)(g)		6,174,100	6,204,353
TOTAL MATERIALS			12,642,180
TOTAL BRAZIL			17,323,811
CAMEROON - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Golar LNG Ltd 7.5% 10/2/2030 (e)		5,690,000	5,695,690
Golar LNG Ltd 7.75% 9/19/2029 (e)(r)		5,000,000	4,971,350

TOTAL CAMEROON			10,667,040
CANADA - 2.2%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
TELUS Corp 6.625% 10/15/2055 (g)		2,956,000	3,023,190
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.4%
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (e)		6,263,000	5,975,693
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (e)		4,235,000	4,306,665
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (e)		2,710,000	2,778,203
TOTAL CONSUMER DISCRETIONARY			13,060,561
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
South Bow Canadian Infrastructure Holdings Ltd 7.5% 3/1/2055 (g)		5,362,000	5,668,154
South Bow Canadian Infrastructure Holdings Ltd 7.625% 3/1/2055 (g)		424,000	442,011
TOTAL ENERGY			6,110,165
Health Care - 0.1%
Pharmaceuticals - 0.1%
Bausch Health Cos Inc 11% 9/30/2028 (e)		987,000	1,026,065
Bausch Health Cos Inc 4.875% 6/1/2028 (e)		998,000	923,135
Bausch Health Cos Inc 5.25% 1/30/2030 (e)		1,415,000	1,006,419
TOTAL HEALTH CARE			2,955,619
Industrials - 0.4%
Aerospace & Defense - 0.3%
Bombardier Inc 6.75% 6/15/2033 (e)		2,625,000	2,757,279
Bombardier Inc 7% 6/1/2032 (e)		790,000	829,277
Bombardier Inc 7.25% 7/1/2031 (e)		3,940,000	4,182,957
			7,769,513
Commercial Services & Supplies - 0.1%
Wrangler Holdco Corp 6.625% 4/1/2032 (e)		5,150,000	5,358,966
TOTAL INDUSTRIALS			13,128,479
Materials - 0.8%
Chemicals - 0.6%
Methanex Corp 5.125% 10/15/2027		11,571,000	11,603,908
Methanex Corp 5.65% 12/1/2044		6,431,000	5,779,243
			17,383,151
Metals & Mining - 0.2%
Capstone Copper Corp 6.75% 3/31/2033 (e)		2,330,000	2,414,411
Champion Iron Canada Inc 7.875% 7/15/2032 (e)		1,190,000	1,272,951
Hudbay Minerals Inc 4.5% 4/1/2026 (e)		1,120,000	1,118,980
			4,806,342
TOTAL MATERIALS			22,189,493
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
TransAlta Corp 5.875% 2/1/2034		3,615,000	3,617,892
TransAlta Corp 6.5% 3/15/2040		3,110,000	3,123,435
TOTAL UTILITIES			6,741,327
TOTAL CANADA			67,208,834
COLOMBIA - 0.5%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Canacol Energy Ltd 5.75% (e)(j)		16,577,000	4,641,560
Gran Tierra Energy Inc 9.5% 10/15/2029 (e)		6,381,000	5,088,848
TOTAL ENERGY			9,730,408
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (e)		5,486,000	5,105,546
EnfraGen Energia Sur SAU/ EnfraGen Chile SpA/ EnfraGen Spain SAU 8.499% 6/30/2032 (e)		1,065,000	1,106,790
TOTAL UTILITIES			6,212,336
TOTAL COLOMBIA			15,942,744
FINLAND - 0.3%
Consumer Discretionary - 0.2%
Leisure Products - 0.2%
Amer Sports Co 6.75% 2/16/2031 (e)		5,815,000	6,056,852
Materials - 0.1%
Paper & Forest Products - 0.1%
Ahlstrom Holding 3 Oy 4.875% 2/4/2028 (e)		2,735,000	2,704,156
TOTAL FINLAND			8,761,008
FRANCE - 1.4%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.8%
Altice France SA 6.5% 10/15/2031 (e)		9,499,999	9,257,560
Altice France SA 6.5% 4/15/2032 (e)		8,586,127	8,386,160
Altice France SA 6.875% 10/15/2030 (e)		4,070,121	3,996,536
Altice France SA 6.875% 7/15/2032 (e)		1,089,939	1,064,343
TOTAL COMMUNICATION SERVICES			22,704,599
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Forvia SE 6.75% 9/15/2033 (e)		3,014,000	3,090,377
Energy - 0.3%
Energy Equipment & Services - 0.3%
Vallourec SACA 7.5% 4/15/2032 (e)		5,179,000	5,503,905
Viridien 10% 10/15/2030 (e)		2,684,000	2,888,902
TOTAL ENERGY			8,392,807
Financials - 0.2%
Financial Services - 0.2%
Iliad Holding SAS 7% 4/15/2032 (e)		3,165,000	3,244,113
Iliad Holding SAS 8.5% 4/15/2031 (e)		3,653,000	3,911,856
TOTAL FINANCIALS			7,155,969
TOTAL FRANCE			41,343,752
GERMANY - 0.6%
Consumer Discretionary - 0.3%
Automobile Components - 0.3%
ZF North America Capital Inc 6.75% 4/23/2030 (e)		2,275,000	2,280,995
ZF North America Capital Inc 6.875% 4/23/2032 (e)		2,400,000	2,393,192
ZF North America Capital Inc 7.125% 4/14/2030 (e)		1,440,000	1,473,679
ZF North America Capital Inc 7.5% 3/24/2031 (e)		1,500,000	1,537,484
TOTAL CONSUMER DISCRETIONARY			7,685,350
Industrials - 0.3%
Machinery - 0.3%
TK Elevator US Newco Inc 5.25% 7/15/2027 (e)(l)		10,284,000	10,286,993
TOTAL GERMANY			17,972,343
GHANA - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Kosmos Energy Gta Holdings 11.25% 1/29/2031 (e)(r)		1,000,000	989,470
Kosmos Energy Ltd 7.5% 3/1/2028 (e)		1,658,000	1,236,868
Kosmos Energy Ltd 7.75% 5/1/2027 (e)		980,000	945,700
Kosmos Energy Ltd 8.75% 10/1/2031 (e)		2,600,000	1,646,944
Tullow Oil PLC 10.25% 5/15/2026 (e)		7,919,000	6,100,798

TOTAL GHANA			10,919,780
GRAND CAYMAN (UK OVERSEAS TER) - 0.3%
Financials - 0.3%
Financial Services - 0.3%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (e)		8,121,000	8,406,299
GREECE - 0.1%
Industrials - 0.1%
Marine Transportation - 0.1%
Danaos Corp 6.875% 10/15/2032 (e)		3,090,000	3,191,071
GUATEMALA - 0.2%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Millicom International Cellular SA 4.5% 4/27/2031 (e)		1,349,000	1,256,256
Millicom International Cellular SA 5.125% 1/15/2028 (e)		2,930,400	2,922,137
Millicom International Cellular SA 7.375% 4/2/2032 (e)		1,720,000	1,783,726

TOTAL GUATEMALA			5,962,119
IRELAND - 0.6%
Financials - 0.6%
Consumer Finance - 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 1/31/2056 (g)		2,952,000	3,035,648
Financial Services - 0.5%
GGAM Finance Ltd 5.875% 3/15/2030 (e)		3,675,000	3,731,228
GGAM Finance Ltd 6.875% 4/15/2029 (e)		3,625,000	3,750,374
GGAM Finance Ltd 8% 6/15/2028 (e)		7,870,000	8,286,378
			15,767,980
TOTAL IRELAND			18,803,628
ISRAEL - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026		2,087,000	2,070,482
Teva Pharmaceutical Finance Netherlands III BV 6% 12/1/2032		2,895,000	3,030,460
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030		1,475,000	1,527,342

TOTAL ISRAEL			6,628,284
LUXEMBOURG - 0.8%
Communication Services - 0.4%
Media - 0.4%
Altice Financing SA 5.75% 8/15/2029 (e)		12,167,000	8,754,145
Altice Financing SA 9.625% 7/15/2027 (e)		2,808,000	2,175,089
			10,929,234
Wireless Telecommunication Services - 0.0%
Altice France Lux 3 / Altice Holdings 1 10% 1/15/2033 (e)		1,612,600	1,558,312
TOTAL COMMUNICATION SERVICES			12,487,546
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Breakwater Energy Holdings Sarl 9.25% 11/15/2030 (e)		2,890,000	3,034,032
Materials - 0.3%
Chemicals - 0.3%
Herens Holdco Sarl 4.75% 5/15/2028 (e)		8,725,000	7,676,931
TOTAL LUXEMBOURG			23,198,509
MAURITIUS - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Axian Telecom Holding & Management PLC 7.25% 7/11/2030 (e)		3,000,000	3,026,249
NIGERIA - 0.3%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
IHS Holding Ltd 5.625% 11/29/2026 (e)		3,146,000	3,128,382
IHS Holding Ltd 6.25% 11/29/2028 (e)		615,000	611,925
IHS Holding Ltd 7.875% 5/29/2030 (e)		2,365,000	2,429,803
IHS Holding Ltd 8.25% 11/29/2031 (e)		3,265,000	3,408,824

TOTAL NIGERIA			9,578,934
NORWAY - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
TGS ASA 8.5% 1/15/2030 (e)		2,965,000	3,118,780
PANAMA - 0.5%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.2%
Sable International Finance Ltd 7.125% 10/15/2032 (e)		5,357,000	5,425,945
Wireless Telecommunication Services - 0.3%
C&W Senior Finance Ltd 9% 1/15/2033 (e)		8,130,000	8,455,476
TOTAL PANAMA			13,881,421
PERU - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Volcan Cia Minera SAA 8.5% 10/28/2032 (e)		2,975,000	3,079,125
RUSSIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
TMK OAO Via TMK Capital SA loan participation 4.3% (c)(j)(r)		200,000	9,999
SOUTH AFRICA - 0.3%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (e)		9,440,000	9,024,074
SWITZERLAND - 1.0%
Industrials - 0.5%
Aerospace & Defense - 0.5%
VistaJet Malta Finance PLC / Vista Management Holding Inc 6.375% 2/1/2030 (e)		9,081,000	8,615,752
VistaJet Malta Finance PLC / Vista Management Holding Inc 7.875% 5/1/2027 (e)		2,690,000	2,694,603
VistaJet Malta Finance PLC / Vista Management Holding Inc 9.5% 6/1/2028 (e)		2,263,000	2,354,276
TOTAL INDUSTRIALS			13,664,631
Materials - 0.5%
Chemicals - 0.5%
Consolidated Energy Finance SA 12% 2/15/2031 (e)		4,786,000	4,019,761
Consolidated Energy Finance SA 5.625% 10/15/2028 (e)		1,130,000	932,250
Consolidated Energy Finance SA 6.5% 5/15/2026 (e)		11,092,000	10,981,080
TOTAL MATERIALS			15,933,091
TOTAL SWITZERLAND			29,597,722
TANZANIA - 0.0%
Information Technology - 0.0%
Communications Equipment - 0.0%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (e)		943,000	972,963
UNITED KINGDOM - 1.1%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Virgin Media Finance PLC 5% 7/15/2030 (e)		2,510,000	2,193,166
Wireless Telecommunication Services - 0.1%
Vmed O2 UK Financing I PLC 4.25% 1/31/2031 (e)		1,179,000	1,065,961
Vmed O2 UK Financing I PLC 6.75% 1/15/2033 (e)		1,535,000	1,496,871
Vmed O2 UK Financing I PLC 7.75% 4/15/2032 (e)		1,360,000	1,398,294
			3,961,126
TOTAL COMMUNICATION SERVICES			6,154,292
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Macquarie Airfinance Holdings Ltd 6.5% 3/26/2031 (e)		3,810,000	4,074,080
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
EG Global Finance PLC 12% 11/30/2028 (e)		8,835,000	9,562,729
Utilities - 0.5%
Independent Power and Renewable Electricity Producers - 0.5%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (e)		9,206,000	9,180,170
ContourGlobal Power Holdings SA 6.75% 2/28/2030 (e)		3,220,000	3,320,722
TOTAL UTILITIES			12,500,892
TOTAL UNITED KINGDOM			32,291,993
UNITED STATES - 68.4%
Communication Services - 6.3%
Diversified Telecommunication Services - 2.2%
APLD ComputeCo LLC 9.25% 12/15/2030 (e)(l)		13,805,000	14,339,865
Cablevision Lightpath LLC 3.875% 9/15/2027 (e)		1,300,000	1,294,163
Cablevision Lightpath LLC 5.625% 9/15/2028 (e)		3,170,000	3,169,103
Cipher Compute LLC 7.125% 11/15/2030 (e)(l)		3,695,000	3,807,369
Connect Holding II LLC 10.5% 4/3/2031 (e)		2,915,000	2,861,036
Flash Compute LLC 7.25% 12/31/2030 (e)		6,175,000	6,195,952
Level 3 Financing Inc 3.625% 1/15/2029 (e)		1,905,000	1,767,117
Level 3 Financing Inc 3.75% 7/15/2029 (e)		655,000	604,237
Level 3 Financing Inc 4.25% 7/1/2028 (e)		595,000	572,687
Level 3 Financing Inc 6.875% 6/30/2033 (e)		8,105,000	8,352,130
Level 3 Financing Inc 7% 3/31/2034 (e)		5,335,000	5,526,020
Level 3 Financing Inc 8.5% 1/15/2036 (e)		8,220,000	8,415,092
Lumen Technologies Inc 4.125% 4/15/2030 (e)		820,000	820,000
Lumen Technologies Inc 4.5% 1/15/2029 (e)		630,000	590,786
WULF Compute LLC 7.75% 10/15/2030 (e)		7,120,000	7,426,302
			65,741,859
Interactive Media & Services - 0.1%
Snap Inc 6.875% 3/1/2033 (e)		2,640,000	2,709,049
Snap Inc 6.875% 3/15/2034 (e)		1,485,000	1,516,370
			4,225,419
Media - 4.0%
Advantage Sales & Marketing Inc 6.5% 11/15/2028 (e)		4,368,000	3,704,064
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (e)(l)		3,985,000	3,366,092
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 2/1/2031 (e)		5,989,000	5,483,200
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 5/1/2032 (l)		5,806,000	5,210,231
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 6/1/2033 (e)(l)		3,500,000	3,062,388
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (e)(l)		2,330,000	2,128,188
CCO Holdings LLC / CCO Holdings Capital Corp 7% 2/1/2033 (e)(l)		1,530,000	1,544,776
CCO Holdings LLC / CCO Holdings Capital Corp 7.375% 2/1/2036 (e)		1,225,000	1,226,469
Clear Channel Outdoor Holdings Inc 7.125% 2/15/2031 (e)		4,505,000	4,697,828
Clear Channel Outdoor Holdings Inc 7.5% 3/15/2033 (e)		2,505,000	2,661,655
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (e)		3,679,000	3,640,446
Clear Channel Outdoor Holdings Inc 7.75% 4/15/2028 (e)		35,000	35,010
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (e)(l)		5,015,000	5,280,128
CMG Media Corp 8.875% 6/18/2029 (e)		955,000	827,345
CSC Holdings LLC 3.375% 2/15/2031 (e)		11,649,000	6,943,412
CSC Holdings LLC 4.125% 12/1/2030 (e)		4,374,000	2,652,411
CSC Holdings LLC 4.5% 11/15/2031 (e)		6,740,000	4,088,607
CSC Holdings LLC 4.625% 12/1/2030 (e)		4,520,000	1,686,239
Discovery Communications LLC 6.35% 6/1/2040		1,430,000	1,180,193
DISH DBS Corp 5.125% 6/1/2029		4,372,000	3,869,295
DISH DBS Corp 5.25% 12/1/2026 (e)		1,242,000	1,207,052
DISH DBS Corp 7.375% 7/1/2028		2,170,000	2,084,461
DISH DBS Corp 7.75% 7/1/2026		8,929,000	8,742,645
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (g)		15,212,363	15,482,200
EW Scripps Co/The 9.875% 8/15/2030 (e)		3,175,000	3,164,055
Lamar Media Corp 5.375% 11/1/2033 (e)		4,595,000	4,582,941
Outfront Media Capital LLC / Outfront Media Capital Corp 7.375% 2/15/2031 (e)		1,439,000	1,515,506
Univision Communications Inc 7.375% 6/30/2030 (e)		990,000	1,002,973
Univision Communications Inc 8.5% 7/31/2031 (e)(l)		9,495,000	9,901,927
Univision Communications Inc 9.375% 8/1/2032 (e)		4,950,000	5,329,447
Warnermedia Holdings Inc 5.05% 3/15/2042		4,640,000	3,259,600
Warnermedia Holdings Inc 5.141% 3/15/2052		950,000	631,397
			120,192,181
TOTAL COMMUNICATION SERVICES			190,159,459
Consumer Discretionary - 8.7%
Automobile Components - 0.5%
American Axle & Manufacturing Inc 6.375% 10/15/2032 (e)		2,335,000	2,382,389
American Axle & Manufacturing Inc 7.75% 10/15/2033 (e)		4,405,000	4,531,544
Clarios Global LP / Clarios US Finance Co 6.75% 9/15/2032 (e)		4,510,000	4,667,985
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (e)		2,555,000	2,672,865
Hertz Corp/The 5.5% (c)(j)(o)		65,000	0
Hertz Corp/The 6% (c)(j)(o)		85,000	0
Hertz Corp/The 6.25% (c)(j)(o)		60,000	0
Hertz Corp/The 7.125% (c)(j)(o)		85,000	0
			14,254,783
Automobiles - 0.0%
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (e)		3,240,000	3,058,516
Broadline Retail - 0.8%
GrubHub Holdings Inc 13% 7/31/2030 pay-in-kind (e)		870,217	712,130
Saks Global Enterprises LLC 11% (c)(e)(j)		1,603,308	0
Wayfair LLC 6.75% 11/15/2032 (e)		3,305,000	3,415,955
Wayfair LLC 7.25% 10/31/2029 (e)(l)		8,684,000	9,079,887
Wayfair LLC 7.75% 9/15/2030 (e)(l)		9,895,000	10,519,573
			23,727,545
Diversified Consumer Services - 1.0%
Service Corp International/US 5.75% 10/15/2032		1,355,000	1,376,494
Sotheby's 7.375% 10/15/2027 (e)		11,834,000	11,788,097
Sotheby's/Bidfair Holdings Inc 5.875% 6/1/2029 (e)(l)		330,000	316,438
StoneMor Inc 8.5% 5/15/2029 (e)		7,613,000	7,451,591
TKC Holdings Inc 10.5% 5/15/2029 (e)		4,438,000	4,564,115
TKC Holdings Inc 6.875% 5/15/2028 (e)		4,625,000	4,657,037
			30,153,772
Hotels, Restaurants & Leisure - 3.4%
Acushnet Co 5.625% 12/1/2033 (e)		1,510,000	1,524,194
Carnival Corp 5.75% 8/1/2032 (e)		2,995,000	3,075,937
Carnival Corp 5.875% 6/15/2031 (e)		5,770,000	5,964,295
Carnival Corp 6.125% 2/15/2033 (e)		2,701,000	2,778,540
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (e)		10,561,000	9,987,172
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (e)		9,749,000	9,025,108
Hilton Domestic Operating Co Inc 5.5% 3/31/2034 (e)		2,500,000	2,512,060
Hilton Domestic Operating Co Inc 5.75% 9/15/2033 (e)		2,980,000	3,035,875
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (e)		1,445,000	1,482,743
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (e)		1,050,000	1,074,290
Hilton Domestic Operating Co Inc 6.125% 4/1/2032 (e)(l)		2,325,000	2,401,567
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (e)		3,005,000	3,071,651
Life Time Inc 6% 11/15/2031 (e)		2,836,000	2,907,722
Light & Wonder International Inc 6.25% 10/1/2033 (e)		4,542,000	4,598,775
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (e)		4,425,000	3,559,801
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 11.875% 4/15/2031 (e)		2,616,000	2,747,734
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 8.25% 4/15/2030 (e)(l)		1,456,000	1,518,098
NCL Corp Ltd 6.25% 9/15/2033 (e)		3,025,000	3,039,880
NCL Corp Ltd 6.75% 2/1/2032 (e)		2,740,000	2,807,968
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (e)		10,260,000	10,547,444
Royal Caribbean Cruises Ltd 6% 2/1/2033 (e)		5,210,000	5,370,521
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (e)		4,874,000	5,054,254
Viking Cruises Ltd 5.875% 10/15/2033 (e)		9,165,000	9,291,400
Viking Ocean Cruises Ship VII Ltd 5.625% 2/15/2029 (e)		1,605,000	1,605,067
Yum! Brands Inc 4.625% 1/31/2032 (l)		3,163,000	3,092,685
			102,074,781
Household Durables - 1.7%
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 8/1/2029 (e)		2,555,000	2,447,147
Ashton Woods USA LLC / Ashton Woods Finance Co 6.875% 8/1/2033 (e)		1,500,000	1,513,377
Beazer Homes USA Inc 7.5% 3/15/2031 (e)(l)		2,160,000	2,197,780
Century Communities Inc 6.625% 9/15/2033 (e)		3,005,000	3,043,377
Dream Finders Homes Inc 6.875% 9/15/2030 (e)		2,841,000	2,877,527
LGI Homes Inc 4% 7/15/2029 (e)		1,585,000	1,454,611
LGI Homes Inc 7% 11/15/2032 (e)(l)		11,330,000	11,050,348
LGI Homes Inc 8.75% 12/15/2028 (e)		1,355,000	1,412,088
New Home Co Inc/The 8.5% 11/1/2030 (e)		2,790,000	2,906,198
TopBuild Corp 4.125% 2/15/2032 (e)		2,115,000	2,010,342
TopBuild Corp 5.625% 1/31/2034 (e)		3,045,000	3,072,429
Whirlpool Corp 5.75% 3/1/2034		660,000	621,343
Whirlpool Corp 6.125% 6/15/2030 (l)		6,060,000	6,075,798
Whirlpool Corp 6.5% 6/15/2033 (l)		10,789,000	10,646,498
			51,328,863
Specialty Retail - 1.3%
Carvana Co 10.25% 5/1/2030 (e)		357,000	383,775
Carvana Co 4.875% 9/1/2029 (e)		2,253,000	2,073,887
Carvana Co 5.5% 4/15/2027 (e)		2,422,000	2,373,560
Carvana Co 5.875% 10/1/2028 (e)		1,267,000	1,216,320
Carvana Co 9% 6/1/2030 pay-in-kind (e)(g)		2,261,502	2,358,057
Carvana Co 9% 6/1/2031 pay-in-kind (e)(g)		5,461,799	6,008,347
Champions Financing Inc 8.75% 2/15/2029 (e)(l)		5,167,000	5,012,326
LBM Acquisition LLC 6.25% 1/15/2029 (e)		2,824,000	2,607,618
LBM Acquisition LLC 9.5% 6/15/2031 (e)		4,816,000	5,071,821
SGUS LLC 11% (e)(j)		737,706	22,131
Staples Inc 10.75% 9/1/2029 (e)		8,259,000	8,115,562
Staples Inc 12.75% 1/15/2030 (e)		4,707,209	3,854,321
Wand NewCo 3 Inc 7.625% 1/30/2032 (e)(l)		779,000	819,078
			39,916,803
TOTAL CONSUMER DISCRETIONARY			264,515,063
Consumer Staples - 2.0%
Consumer Staples Distribution & Retail - 1.2%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (e)		1,593,000	1,528,904
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (e)		4,100,000	4,044,599
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.5% 3/31/2031 (e)		2,675,000	2,679,732
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.75% 3/31/2034 (e)(l)(p)		3,635,000	3,574,927
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.25% 3/15/2033 (e)		3,080,000	3,144,992
Albertsons Cos Inc 5.625% 3/31/2032 (e)(p)		3,095,000	3,091,864
C&S Group Enterprises LLC 5% 12/15/2028 (e)		3,237,000	3,038,352
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (e)		5,792,000	6,068,655
Performance Food Group Inc 6.125% 9/15/2032 (e)		1,505,000	1,545,722
US Foods Inc 4.75% 2/15/2029 (e)		2,800,000	2,788,788
US Foods Inc 5.75% 4/15/2033 (e)(l)		2,585,000	2,629,696
US Foods Inc 6.875% 9/15/2028 (e)		1,455,000	1,500,640
US Foods Inc 7.25% 1/15/2032 (e)		50,000	52,461
			35,689,332
Food Products - 0.8%
Lamb Weston Holdings Inc 4.125% 1/31/2030 (e)		8,425,000	8,133,457
Lamb Weston Holdings Inc 4.375% 1/31/2032 (e)		1,370,000	1,305,220
Post Holdings Inc 4.625% 4/15/2030 (e)(l)		3,900,000	3,808,396
Post Holdings Inc 6.25% 10/15/2034 (e)(l)		3,750,000	3,776,835
Post Holdings Inc 6.25% 2/15/2032 (e)		3,485,000	3,578,415
Post Holdings Inc 6.375% 3/1/2033 (e)(l)		3,800,000	3,829,139
Post Holdings Inc 6.5% 3/15/2036 (e)		605,000	605,547
			25,037,009
Household Products - 0.0%
Resideo Funding Inc 6.5% 7/15/2032 (e)		1,492,000	1,515,515
TOTAL CONSUMER STAPLES			62,241,856
Energy - 8.3%
Energy Equipment & Services - 1.1%
Archrock Services LP / Archrock Partners Finance Corp 6% 2/1/2034 (e)		6,130,000	6,125,375
Kodiak Gas Services LLC 6.5% 10/1/2033 (e)		2,091,000	2,141,776
Kodiak Gas Services LLC 6.75% 10/1/2035 (e)		2,400,000	2,479,862
Nabors Industries Inc 8.875% 8/15/2031 (e)(l)		2,300,000	2,338,700
Nabors Industries Inc 9.125% 1/31/2030 (e)		640,000	675,859
Star Holding LLC 8.75% 8/1/2031 (e)		1,870,000	1,874,567
Transocean Aquila Ltd 8% 9/30/2028 (e)		1,001,462	1,026,556
Transocean International Ltd 7.875% 10/15/2032 (e)		850,000	896,611
Transocean International Ltd 8.25% 5/15/2029 (e)		2,465,000	2,511,515
Transocean International Ltd 8.5% 5/15/2031 (e)		3,160,000	3,216,542
Transocean International Ltd 8.75% 2/15/2030 (e)		1,661,250	1,731,743
USA Compression Partners LP / USA Compression Finance Corp 6.25% 10/1/2033 (e)		3,045,000	3,084,576
WBI Operating LLC 6.25% 10/15/2030 (e)		2,445,000	2,463,338
WBI Operating LLC 6.5% 10/15/2033 (e)		2,445,000	2,468,105
			33,035,125
Oil, Gas & Consumable Fuels - 7.2%
Alpha Natural Resources Inc 9.75% (c)(j)		210,000	0
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 10/15/2033 (e)		1,515,000	1,531,523
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 7/1/2034 (e)		4,570,000	4,616,093
Ascent Resources Utica Holdings LLC / ARU Finance Corp 6.625% 7/15/2033 (e)		1,221,000	1,264,337
California Resources Corp 7% 1/15/2034 (e)		305,000	307,649
California Resources Corp 8.25% 6/15/2029 (e)		8,190,000	8,614,079
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 2/15/2031 (e)		2,295,000	2,366,718
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 7/15/2028 (e)		7,498,000	7,724,815
CITGO Petroleum Corp 8.375% 1/15/2029 (e)		1,405,000	1,460,183
CNX Midstream Partners LP 4.75% 4/15/2030 (e)		4,019,000	3,904,688
CNX Resources Corp 6% 1/15/2029 (e)		25,000	25,145
CNX Resources Corp 7.25% 3/1/2032 (e)(l)		4,305,000	4,503,990
CNX Resources Corp 7.375% 1/15/2031 (e)(l)		1,580,000	1,636,378
Comstock Resources Inc 5.875% 1/15/2030 (e)		5,330,000	5,200,472
Comstock Resources Inc 6.75% 3/1/2029 (e)		4,870,000	4,901,051
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (e)		5,263,000	5,657,662
CVR Energy Inc 7.5% 2/15/2031 (e)(p)		3,100,000	3,093,479
CVR Energy Inc 7.875% 2/15/2034 (e)(p)		1,550,000	1,537,426
CVR Energy Inc 8.5% 1/15/2029 (e)		2,945,000	3,069,417
DBR Land Holdings LLC 6.25% 12/1/2030 (e)		2,995,000	3,068,018
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125% 6/1/2028 (e)		7,191,000	7,238,504
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.375% 6/30/2033 (e)		1,480,000	1,521,918
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (e)		3,560,000	3,723,136
Energy Transfer LP 6.5% 2/15/2056 (g)		1,552,000	1,552,075
Energy Transfer LP 6.75% 2/15/2056 (g)		297,000	299,117
Genesis Energy LP / Genesis Energy Finance Corp 8% 5/15/2033		5,831,000	6,085,593
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029		2,160,000	2,187,378
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (e)		1,115,000	1,142,102
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (e)(l)		560,000	590,269
Harvest Midstream I LP 7.5% 5/15/2032 (e)		1,565,000	1,634,649
Harvest Midstream I LP 7.5% 9/1/2028 (e)		2,905,000	2,944,923
Hess Midstream Operations LP 4.25% 2/15/2030 (e)		1,270,000	1,240,540
Hess Midstream Operations LP 5.125% 6/15/2028 (e)		6,630,000	6,631,737
Hess Midstream Operations LP 5.5% 10/15/2030 (e)		1,400,000	1,414,766
Hess Midstream Operations LP 6.5% 6/1/2029 (e)		265,000	274,275
Howard Midstream Energy Partners LLC 6.625% 1/15/2034 (e)		1,510,000	1,549,864
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (e)		1,960,000	2,070,358
Kinetik Holdings LP 5.875% 6/15/2030 (e)		3,835,000	3,880,778
Kinetik Holdings LP 6.625% 12/15/2028 (e)		4,290,000	4,417,491
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (e)		4,665,000	4,536,796
PBF Holding Co LLC / PBF Finance Corp 6% 2/15/2028		260,000	259,616
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (e)		8,169,000	8,180,045
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (e)(l)		3,653,000	3,873,893
Prairie Acquiror LP 9% 8/1/2029 (e)		840,000	871,249
Rockies Express Pipeline LLC 4.8% 5/15/2030 (e)		1,900,000	1,872,293
Rockies Express Pipeline LLC 4.95% 7/15/2029 (e)		2,849,000	2,840,148
Rockies Express Pipeline LLC 6.75% 3/15/2033 (e)		4,020,000	4,240,256
Rockies Express Pipeline LLC 6.875% 4/15/2040 (e)		1,598,000	1,635,914
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		3,519,000	3,463,652
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028		5,610,000	5,610,208
Sunoco LP 4.5% 10/1/2029 (e)		1,673,000	1,637,209
Sunoco LP 4.625% 5/1/2030 (e)		8,785,000	8,566,058
Sunoco LP 5.625% 3/15/2031 (e)(l)		1,505,000	1,514,224
Sunoco LP 5.875% 3/15/2034 (e)		1,505,000	1,509,008
Sunoco LP 6.25% 7/1/2033 (e)		3,815,000	3,913,503
Sunoco LP 6.625% 8/15/2032 (e)		810,000	835,378
Sunoco LP 7% 5/1/2029 (e)		1,480,000	1,538,950
Sunoco LP 7.25% 5/1/2032 (e)		1,775,000	1,877,279
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (e)		7,715,000	7,712,336
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (e)		1,725,000	1,750,487
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (e)		8,510,000	8,563,766
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6.75% 3/15/2034 (e)		1,505,000	1,531,655
Talos Production Inc 9% 2/1/2029 (e)		1,145,000	1,193,033
Talos Production Inc 9.375% 2/1/2031 (e)		1,135,000	1,202,363
Venture Global Plaquemines LNG LLC 6.125% 12/15/2030 (e)		3,180,000	3,273,180
Venture Global Plaquemines LNG LLC 6.5% 1/15/2034 (e)		5,520,000	5,728,647
Venture Global Plaquemines LNG LLC 6.5% 6/15/2034 (e)		1,940,000	2,009,122
Venture Global Plaquemines LNG LLC 6.75% 1/15/2036 (e)		5,780,000	6,058,943
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (e)		2,930,000	3,212,358
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (e)		2,995,000	3,339,733
			219,233,898
TOTAL ENERGY			252,269,023
Financials - 7.8%
Banks - 0.2%
Western Alliance Bancorp 3% 6/15/2031 (g)		5,683,000	5,532,338
Capital Markets - 0.9%
Hightower Holding LLC 6.75% 4/15/2029 (e)		1,437,000	1,435,025
Hightower Holding LLC 9.125% 1/31/2030 (e)		4,300,000	4,538,792
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (e)		3,671,000	3,738,939
Jane Street Group / JSG Finance Inc 6.75% 5/1/2033 (e)		8,070,000	8,393,920
Jane Street Group / JSG Finance Inc 7.125% 4/30/2031 (e)		1,635,000	1,719,060
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (e)		4,785,000	4,639,418
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (e)		1,980,000	1,962,061
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (e)		1,455,000	1,524,247
			27,951,462
Consumer Finance - 1.7%
Ally Financial Inc 6.646% 1/17/2040 (g)		3,479,000	3,477,853
Ally Financial Inc 6.7% 2/14/2033 (l)		6,655,000	6,937,425
Encore Capital Group Inc 8.5% 5/15/2030 (e)		4,279,000	4,587,537
Ford Motor Credit Co LLC 5.73% 9/5/2030		2,997,000	3,068,351
LFS Topco LLC 8.75% 7/15/2030 (e)(l)		6,150,000	6,180,117
Navient Corp 4.875% 3/15/2028		639,000	626,383
Navient Corp 5% 3/15/2027		1,769,000	1,757,681
Navient Corp 5.5% 3/15/2029 (l)		1,500,000	1,467,151
Navient Corp 5.625% 8/1/2033 (l)		1,259,000	1,098,563
Navient Corp 7.875% 6/15/2032 (l)		3,474,000	3,507,799
OneMain Finance Corp 6.125% 5/15/2030		3,010,000	3,068,379
OneMain Finance Corp 6.5% 3/15/2033		1,505,000	1,512,712
OneMain Finance Corp 6.625% 5/15/2029		620,000	639,082
OneMain Finance Corp 6.75% 3/15/2032		1,185,000	1,211,123
OneMain Finance Corp 6.75% 9/15/2033		1,525,000	1,541,902
OneMain Finance Corp 7.125% 11/15/2031		1,698,000	1,759,515
OneMain Finance Corp 7.125% 9/15/2032 (l)		4,335,000	4,489,330
OneMain Finance Corp 7.5% 5/15/2031		1,320,000	1,383,813
PRA Group Inc 8.875% 1/31/2030 (e)(l)		1,476,000	1,486,007
SLM Corp 6.5% 1/31/2030		2,800,000	2,889,211
			52,689,934
Financial Services - 3.4%
Block Inc 3.5% 6/1/2031 (l)		6,493,000	6,072,065
Block Inc 5.625% 8/15/2030 (e)		2,785,000	2,834,693
Block Inc 6% 8/15/2033 (e)		2,205,000	2,252,369
Block Inc 6.5% 5/15/2032		8,030,000	8,342,797
Burford Capital Global Finance LLC 7.5% 7/15/2033 (e)(l)		2,665,000	2,572,887
Clue Opco LLC 9.5% 10/15/2031 (e)(l)		1,710,000	1,812,918
CrossCountry Intermediate HoldCo LLC 6.5% 10/1/2030 (e)		1,512,000	1,534,665
CrossCountry Intermediate HoldCo LLC 6.75% 12/1/2032 (e)		1,505,000	1,517,373
HA Sustainable Infrastructure Capital Inc 8% 6/1/2056 (g)(l)		4,548,000	4,770,202
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (e)		4,285,000	4,306,425
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029		4,835,000	4,267,819
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027 (l)		8,758,000	8,664,184
Icahn Enterprises LP / Icahn Enterprises Finance Corp 6.25% 5/15/2026		2,044,000	2,044,065
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030		1,020,000	995,272
ION Platform Finance US Inc 7.875% 9/30/2032 (e)		3,085,000	2,706,081
Jefferson Capital Holdin 8.25% 5/15/2030 (e)		1,455,000	1,533,047
NFE Financing LLC 12% (e)(j)		10,500,321	3,713,229
PennyMac Financial Services Inc 6.75% 2/15/2034 (e)		2,970,000	2,997,131
PennyMac Financial Services Inc 6.875% 2/15/2033 (e)(l)		2,815,000	2,871,329
PennyMac Financial Services Inc 6.875% 5/15/2032 (e)		3,667,000	3,747,524
Rocket Cos Inc 6.125% 8/1/2030 (e)		3,383,000	3,463,545
Rocket Cos Inc 6.375% 8/1/2033 (e)		5,320,000	5,519,293
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (e)		2,865,000	2,922,850
UWM Holdings LLC 6.25% 3/15/2031 (e)(l)		3,030,000	3,010,858
UWM Holdings LLC 6.625% 2/1/2030 (e)		5,152,000	5,196,482
Walker & Dunlop Inc 6.625% 4/1/2033 (e)		2,050,000	2,101,420
WEX Inc 6.5% 3/15/2033 (e)		2,980,000	3,041,567
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (e)		4,975,000	5,211,437
			100,023,527
Insurance - 1.0%
Acrisure LLC / Acrisure Finance Inc 6.75% 7/1/2032 (e)		1,320,000	1,353,267
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (e)		1,320,000	1,366,585
Acrisure LLC / Acrisure Finance Inc 8.5% 6/15/2029 (e)		1,320,000	1,380,378
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.5% 10/1/2031 (e)		600,000	616,710
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (e)		1,370,000	1,392,667
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7.375% 10/1/2032 (e)		2,115,000	2,189,484
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (e)		4,725,000	4,796,678
Asurion LLC and Asurion Co-Issuer Inc 8% 12/31/2032 (e)		8,930,000	9,330,104
Asurion LLC and Asurion Co-Issuer Inc 8.375% 2/1/2034 (e)		6,815,000	6,889,693
			29,315,566
Mortgage Real Estate Investment Trusts (REITs) - 0.6%
EF Holdco / EF Cayman Hold / Ellington Fin REIT Cayman/TRS / EF Cayman Non-MTM 7.375% 9/30/2030 (e)		3,005,000	3,037,126
Rithm Capital Corp 8% 4/1/2029 (e)		1,300,000	1,328,128
Rithm Capital Corp 8% 7/15/2030 (e)		2,985,000	3,052,252
Starwood Property Trust Inc 3.625% 7/15/2026 (e)		645,000	640,743
Starwood Property Trust Inc 5.25% 10/15/2028 (e)		530,000	532,781
Starwood Property Trust Inc 5.75% 1/15/2031 (e)		2,445,000	2,475,729
Starwood Property Trust Inc 6% 4/15/2030 (e)		2,495,000	2,564,509
Starwood Property Trust Inc 6.5% 10/15/2030 (e)		540,000	562,377
Starwood Property Trust Inc 6.5% 7/1/2030 (e)		3,245,000	3,379,230
Starwood Property Trust Inc 7.25% 4/1/2029 (e)		1,625,000	1,713,762
			19,286,637
TOTAL FINANCIALS			234,799,464
Health Care - 6.9%
Biotechnology - 0.2%
BioMarin Pharmaceutical Inc5.5% 2/15/2034 (e)(p)(q)		3,105,000	3,112,762
Emergent BioSolutions Inc 3.875% 8/15/2028 (e)		4,776,000	4,265,073
			7,377,835
Health Care Equipment & Supplies - 0.5%
AdaptHealth LLC 5.125% 3/1/2030 (e)		2,531,000	2,457,864
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (e)		11,505,000	11,874,433
Sotera Health Holdings LLC 7.375% 6/1/2031 (e)		1,452,000	1,527,816
			15,860,113
Health Care Providers & Services - 4.8%
Acadia Healthcare Co Inc 7.375% 3/15/2033 (e)(l)		4,687,000	4,629,794
Accendra Health Inc 4.5% 3/31/2029 (e)(l)		1,755,000	1,154,676
Accendra Health Inc 6.625% 4/1/2030 (e)(l)		4,188,000	2,355,673
CHS/Community Health Systems Inc 4.75% 2/15/2031 (e)		12,735,000	11,423,887
CHS/Community Health Systems Inc 5.25% 5/15/2030 (e)		12,304,000	11,601,615
CHS/Community Health Systems Inc 6.125% 4/1/2030 (e)		7,696,000	6,333,474
CHS/Community Health Systems Inc 9.75% 1/15/2034 (e)		3,010,000	3,138,175
CVS Health Corp 6.75% 12/10/2054 (g)		5,272,000	5,480,708
CVS Health Corp 7% 3/10/2055 (g)		7,155,000	7,488,752
DaVita Inc 4.625% 6/1/2030 (e)		9,890,000	9,516,314
DaVita Inc 6.75% 7/15/2033 (e)(l)		4,290,000	4,403,205
DaVita Inc 6.875% 9/1/2032 (e)		4,620,000	4,758,794
Global Medical Response Inc 7.375% 10/1/2032 (e)		1,455,000	1,504,455
LifePoint Health Inc 10% 6/1/2032 (e)		1,726,000	1,820,964
Molina Healthcare Inc 6.25% 1/15/2033 (e)(l)		9,280,000	9,345,470
Molina Healthcare Inc 6.5% 2/15/2031 (e)		4,515,000	4,627,189
National Mentor Holdings Inc 10.5% 12/15/2030 (e)		7,605,000	7,858,126
Pediatrix Medical Group Inc 5.375% 2/15/2030 (e)		2,937,000	2,936,783
Radiology Partners Inc 8.5% 7/15/2032 (e)		1,485,000	1,559,206
Radiology Partners Inc 9.781% 2/15/2030 pay-in-kind (e)(g)		287,152	287,152
Surgery Center Holdings Inc 7.25% 4/15/2032 (e)		2,845,000	2,864,382
TEAM Services Holding Inc 0% 2/15/2033 (e)(p)		5,475,000	5,475,000
Tenet Healthcare Corp 4.25% 6/1/2029		1,295,000	1,272,592
Tenet Healthcare Corp 4.375% 1/15/2030		3,830,000	3,763,541
Tenet Healthcare Corp 5.5% 11/15/2032 (e)		3,020,000	3,051,092
Tenet Healthcare Corp 6% 11/15/2033 (e)(l)		2,460,000	2,531,419
Tenet Healthcare Corp 6.125% 10/1/2028 (l)		4,983,000	4,988,108
Tenet Healthcare Corp 6.125% 6/15/2030		6,275,000	6,403,531
Tenet Healthcare Corp 6.75% 5/15/2031		945,000	981,527
US Acute Care Solutions LLC 9.75% 5/15/2029 (e)		7,458,000	7,490,659
			141,046,263
Health Care Technology - 0.3%
IQVIA Inc 6.25% 6/1/2032 (e)		5,950,000	6,181,753
IQVIA Inc 6.5% 5/15/2030 (e)		2,670,000	2,765,786
			8,947,539
Pharmaceuticals - 1.1%
1261229 BC Ltd 10% 4/15/2032 (e)		15,490,000	15,896,721
Bausch Health Americas Inc 8.5% 1/31/2027 (e)		1,855,000	1,839,455
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (e)		1,410,000	1,382,955
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (e)(l)		7,784,000	7,069,063
Organon & Co / Organon Foreign Debt Co-Issuer BV 6.75% 5/15/2034 (e)		2,384,000	2,329,600
Organon & Co / Organon Foreign Debt Co-Issuer BV 7.875% 5/15/2034 (e)		6,039,000	5,676,870
			34,194,664
TOTAL HEALTH CARE			207,426,414
Industrials - 10.8%
Aerospace & Defense - 1.5%
Axon Enterprise Inc 6.125% 3/15/2030 (e)		3,995,000	4,106,656
Axon Enterprise Inc 6.25% 3/15/2033 (e)		3,760,000	3,895,924
BWX Technologies Inc 4.125% 6/30/2028 (e)		6,123,000	6,032,104
Carpenter Technology Corp 5.625% 3/1/2034 (e)		4,160,000	4,221,447
OneSky Flight LLC 8.875% 12/15/2029 (e)		2,823,000	3,018,448
TransDigm Inc 6% 1/15/2033 (e)		1,525,000	1,553,812
TransDigm Inc 6.25% 1/31/2034 (e)(l)		990,000	1,023,133
TransDigm Inc 6.375% 3/1/2029 (e)		2,025,000	2,080,688
TransDigm Inc 6.375% 5/31/2033 (e)		8,715,000	8,871,975
TransDigm Inc 6.75% 1/31/2034 (e)		5,095,000	5,273,407
TransDigm Inc 6.75% 8/15/2028 (e)		4,165,000	4,237,888
TransDigm Inc 6.875% 12/15/2030 (e)		150,000	156,237
TransDigm Inc 7.125% 12/1/2031 (e)		1,560,000	1,635,986
			46,107,705
Air Freight & Logistics - 0.3%
Rand Parent LLC 8.5% 2/15/2030 (e)(l)		5,930,000	6,196,913
Stonepeak Nile Parent LLC 7.25% 3/15/2032 (e)		2,160,000	2,281,811
			8,478,724
Building Products - 1.6%
AmeriTex HoldCo Intermediate LLC 7.625% 8/15/2033 (e)		3,005,000	3,160,539
Builders FirstSource Inc 4.25% 2/1/2032 (e)		5,995,000	5,714,031
Builders FirstSource Inc 6.375% 3/1/2034 (e)(l)		1,630,000	1,686,525
Builders FirstSource Inc 6.75% 5/15/2035 (e)		7,120,000	7,480,479
Camelot Return Merger Sub Inc 8.75% 8/1/2028 (e)		2,615,000	2,032,780
Cornerstone Building Brands Inc 6.125% 1/15/2029 (e)		2,095,000	924,963
Cornerstone Building Brands Inc 9.5% 8/15/2029 (e)(l)		1,590,000	1,201,004
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (e)		7,155,000	7,405,976
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.75% 7/15/2031 (e)		2,370,000	2,486,507
JH North America Holdings Inc 6.125% 7/31/2032 (e)		460,000	468,699
Masterbrand Inc 7% 7/15/2032 (e)		1,441,000	1,494,354
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.75% 4/1/2032 (e)		1,410,000	1,448,159
Standard Building Solutions Inc 5.875% 3/15/2034 (e)		3,040,000	3,037,048
Standard Building Solutions Inc 6.25% 8/1/2033 (e)		6,295,000	6,434,479
Standard Building Solutions Inc 6.5% 8/15/2032 (e)		2,725,000	2,809,848
			47,785,391
Commercial Services & Supplies - 3.0%
ADT Security Corp/The 5.875% 10/15/2033 (e)		3,055,000	3,097,005
Allied Universal Holdco LLC / Allied Universal Finance Corp 6% 6/1/2029 (e)		2,120,000	2,101,990
Allied Universal Holdco LLC / Allied Universal Finance Corp 6.875% 6/15/2030 (e)		3,205,000	3,328,411
Allied Universal Holdco LLC 7.875% 2/15/2031 (e)		7,655,000	8,056,298
Artera Services LLC 8.5% 2/15/2031 (e)		16,864,000	13,707,852
Brand Industrial Services Inc 10.375% 8/1/2030 (e)(l)		9,830,000	9,424,411
Clean Harbors Inc 6.375% 2/1/2031 (e)(l)		1,205,000	1,233,844
CoreCivic Inc 4.75% 10/15/2027		7,084,000	7,075,310
CoreCivic Inc 8.25% 4/15/2029		1,432,000	1,499,887
GEO Group Inc/The 10.25% 4/15/2031		4,401,000	4,801,980
GEO Group Inc/The 8.625% 4/15/2029		4,485,000	4,690,111
GFL Environmental Holdings US Inc 5.5% 2/1/2034 (e)		1,545,000	1,548,557
GFL Environmental Inc 3.5% 9/1/2028 (e)		1,505,000	1,474,653
GFL Environmental Inc 6.75% 1/15/2031 (e)		505,000	528,296
Neptune Bidco US Inc 10.375% 5/15/2031 (e)		6,625,000	7,004,570
Neptune Bidco US Inc 9.29% 4/15/2029 (e)		8,025,000	8,225,625
Neptune Bidco US Inc 9.5% 2/15/2033 (e)		4,015,000	4,088,339
OT Midco Inc 10% 2/15/2030 (e)		4,646,000	2,166,462
Reworld Holding Corp 4.875% 12/1/2029 (e)		1,630,000	1,577,964
Williams Scotsman Inc 6.625% 4/15/2030 (e)		1,205,000	1,248,514
Williams Scotsman Inc 6.625% 6/15/2029 (e)		2,665,000	2,755,237
			89,635,316
Construction & Engineering - 0.5%
AECOM 6% 8/1/2033 (e)		6,010,000	6,156,626
Amsted Industries Inc 6.375% 3/15/2033 (e)		2,279,000	2,358,630
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (e)		6,254,000	6,351,025
			14,866,281
Electrical Equipment - 0.1%
Sensata Technologies BV 4% 4/15/2029 (e)		2,289,000	2,240,991
WESCO Distribution Inc 6.375% 3/15/2033 (e)(l)		1,485,000	1,546,285
			3,787,276
Ground Transportation - 0.5%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.375% 6/15/2032 (e)(l)		1,940,000	1,995,734
Genesee & Wyoming Inc 6.25% 4/15/2032 (e)		5,500,000	5,662,080
XPO Inc 7.125% 2/1/2032 (e)(l)		4,920,000	5,172,145
XPO Inc 7.125% 6/1/2031 (e)(l)		1,330,000	1,380,916
			14,210,875
Industrial Conglomerates - 0.2%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 4.75% 6/15/2029 (e)		3,985,000	3,951,745
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 7% 7/15/2031 (e)		2,640,000	2,800,731
			6,752,476
Machinery - 0.5%
Allison Transmission Inc 5.875% 12/1/2033 (e)		3,310,000	3,356,853
Beach Acquisition Bidco LLC 10% 7/15/2033 pay-in-kind (e)(g)		5,823,618	6,407,962
Columbus McKinnon Corp/NY 7.125% 2/1/2033 (e)		3,105,000	3,121,146
Enpro Inc 6.125% 6/1/2033 (e)		2,881,000	2,962,443
			15,848,404
Passenger Airlines - 0.2%
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (e)		4,313,000	4,331,835
United Airlines Holdings Inc 5.375% 3/1/2031		3,100,000	3,131,604
			7,463,439
Professional Services - 0.9%
Amentum Holdings Inc 7.25% 8/1/2032 (e)		3,375,000	3,556,653
CACI International Inc 6.375% 6/15/2033 (e)		5,116,000	5,308,039
ION Platform Finance US Inc / ION Platform Finance SARL 5% 5/1/2028 (e)		7,866,000	7,426,043
ION Platform Finance US Inc / ION Platform Finance SARL 5.75% 5/15/2028 (e)		4,730,000	4,484,826
Science Applications International Corp 5.875% 11/1/2033 (e)(l)		4,595,000	4,631,153
TriNet Group Inc 3.5% 3/1/2029 (e)		3,215,000	3,038,457
			28,445,171
Trading Companies & Distributors - 1.4%
FTAI Aviation Investors LLC 7% 5/1/2031 (e)		100,000	105,216
FTAI Aviation Investors LLC 7% 6/15/2032 (e)(l)		1,050,000	1,105,059
FTAI Aviation Investors LLC 7.875% 12/1/2030 (e)(l)		3,205,000	3,398,278
Herc Holdings Inc 5.75% 3/15/2031 (e)		2,030,000	2,044,413
Herc Holdings Inc 6% 3/15/2034 (e)		1,855,000	1,864,401
Herc Holdings Inc 7% 6/15/2030 (e)(l)		4,735,000	4,969,682
Herc Holdings Inc 7.25% 6/15/2033 (e)(l)		4,115,000	4,354,950
QXO Building Products Inc 6.75% 4/30/2032 (e)		9,930,000	10,232,666
Synergy Infrastructure Holdings LLC 7.875% 12/1/2030 (e)		1,440,000	1,502,117
United Rentals North America Inc 5.375% 11/15/2033 (e)		6,030,000	6,026,454
United Rentals North America Inc 6.125% 3/15/2034 (e)		5,835,000	6,062,824
			41,666,060
Transportation Infrastructure - 0.1%
Beacon Mobility Corp 7.25% 8/1/2030 (e)		1,460,000	1,528,379
TOTAL INDUSTRIALS			326,575,497
Information Technology - 4.0%
Electronic Equipment, Instruments & Components - 0.4%
Coherent Corp 5% 12/15/2029 (e)		3,281,000	3,267,432
Insight Enterprises Inc 6.625% 5/15/2032 (e)		2,180,000	2,231,656
Lightning Power LLC 7.25% 8/15/2032 (e)		2,182,000	2,322,508
Sensata Technologies Inc 3.75% 2/15/2031 (e)(l)		1,370,000	1,283,840
Sensata Technologies Inc 6.625% 7/15/2032 (e)(l)		3,145,000	3,285,400
			12,390,836
IT Services - 1.0%
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (e)		7,565,000	7,519,557
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (e)(l)		3,030,000	3,016,971
CoreWeave Inc 9% 2/1/2031 (e)		9,385,000	9,124,643
CoreWeave Inc 9.25% 6/1/2030 (e)		5,305,000	5,222,232
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (e)		4,200,000	3,990,997
Go Daddy Operating Co LLC / GD Finance Co Inc 5.25% 12/1/2027 (e)		945,000	943,807
			29,818,207
Semiconductors & Semiconductor Equipment - 1.0%
Amkor Technology Inc 5.875% 10/1/2033 (e)		1,505,000	1,533,751
Entegris Inc 3.625% 5/1/2029 (e)(l)		2,012,000	1,938,805
Entegris Inc 4.75% 4/15/2029 (e)		10,525,000	10,517,043
Entegris Inc 5.95% 6/15/2030 (e)(l)		9,385,000	9,576,370
ON Semiconductor Corp 3.875% 9/1/2028 (e)		4,025,000	3,943,652
Wolfspeed Inc 7% 6/15/2031 pay-in-kind (g)		1,468,937	1,189,839
Wolfspeed Inc 9.875% 6/23/2030 pay-in-kind (e)(g)		1,370,681	1,482,049
			30,181,509
Software - 1.3%
Cloud Software Group Inc 9% 9/30/2029 (e)		9,072,000	9,160,645
Fair Isaac Corp 6% 5/15/2033 (e)		6,060,000	6,174,746
Oracle Corp 3.6% 4/1/2040		17,185,000	12,692,743
Rackspace Finance LLC 3.5% 5/15/2028 (e)		6,437,850	1,673,841
X.AI LLC / X.AI Co Issuer Corp 12.5% 6/30/2030		7,470,000	8,238,827
			37,940,802
Technology Hardware, Storage & Peripherals - 0.3%
Seagate Data Storage Technology Pte Ltd 5.75% 12/1/2034 (e)		4,045,000	4,131,179
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (e)		2,565,000	2,642,407
Seagate Data Storage Technology Pte Ltd 8.25% 12/15/2029 (e)		938,000	990,786
Seagate Data Storage Technology Pte Ltd 8.5% 7/15/2031 (e)		1,625,000	1,719,560
			9,483,932
TOTAL INFORMATION TECHNOLOGY			119,815,286
Materials - 7.1%
Chemicals - 3.9%
Advancion Sciences Inc 9.25% 11/1/2026 pay-in-kind (e)(g)		7,050,990	5,781,812
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (e)		1,225,000	1,289,257
Celanese US Holdings LLC 6.5% 4/15/2030 (l)		2,200,000	2,238,304
Celanese US Holdings LLC 6.75% 4/15/2033 (l)		7,150,000	7,242,550
Celanese US Holdings LLC 6.879% 7/15/2032 (g)		3,010,000	3,140,303
Celanese US Holdings LLC 7% 2/15/2031		4,560,000	4,664,492
Celanese US Holdings LLC 7.05% 11/15/2030 (g)		2,955,000	3,126,245
Celanese US Holdings LLC 7.2% 11/15/2033 (g)(l)		2,055,000	2,173,999
Celanese US Holdings LLC 7.375% 2/15/2034 (l)		5,160,000	5,250,723
Chemours Co/The 4.625% 11/15/2029 (e)		1,223,000	1,140,437
Chemours Co/The 5.75% 11/15/2028 (e)(l)		7,655,000	7,591,576
Chemours Co/The 8% 1/15/2033 (e)(l)		3,905,000	3,915,286
CompoSecure Holdings LLC 5.625% 2/1/2033 (e)		6,145,000	6,125,336
GPD Cos Inc 12.5% 12/31/2029 pay-in-kind (e)		2,777,577	1,450,730
Inversion Escrow Issuer LLC 6.75% 8/1/2032 (e)		6,205,000	6,146,025
Mativ Holdings Inc 8% 10/1/2029 (e)		3,052,000	3,073,849
Olin Corp 5% 2/1/2030 (l)		9,230,000	8,999,776
Olin Corp 6.625% 4/1/2033 (e)		5,400,000	5,291,540
Olympus Water US Holding Corp 6.25% 10/1/2029 (e)(l)		5,040,000	4,931,743
Olympus Water US Holding Corp 7.25% 2/15/2033 (e)		6,128,000	6,104,153
Olympus Water US Holding Corp 7.25% 6/15/2031 (e)(l)		1,015,000	1,040,422
Perimeter Holdings LLC 6.25% 1/15/2034 (e)		3,050,000	3,050,122
Solstice Advanced Materials Inc 5.625% 9/30/2033 (e)		3,070,000	3,086,228
Tronox Inc 4.625% 3/15/2029 (e)(l)		8,597,000	6,607,935
WR Grace Holdings LLC 5.625% 8/15/2029 (e)		7,540,000	7,205,823
WR Grace Holdings LLC 6.625% 8/15/2032 (e)		4,455,000	4,430,391
WR Grace Holdings LLC 7% 8/1/2033 (e)		2,085,000	2,087,606
			117,186,663
Construction Materials - 0.7%
Quikrete Holdings Inc 6.375% 3/1/2032 (e)		13,000,000	13,482,192
Quikrete Holdings Inc 6.75% 3/1/2033 (e)		4,171,000	4,333,118
Smyrna Ready Mix Concrete LLC 6% 11/1/2028 (e)		4,470,000	4,483,960
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (e)		960,000	1,023,451
			23,322,721
Containers & Packaging - 0.8%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (e)		4,495,000	4,269,814
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6.25% 1/30/2031 (e)		2,230,000	2,291,706
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (e)		4,075,000	4,106,803
Clydesdale Acquisition Holdings Inc 6.875% 1/15/2030 (e)		2,145,000	2,172,885
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (e)		3,052,000	3,054,186
Crown Americas LLC 5.875% 6/1/2033 (e)		4,185,000	4,280,518
Graphic Packaging International LLC 3.75% 2/1/2030 (e)(l)		1,600,000	1,511,082
Graphic Packaging International LLC 6.375% 7/15/2032 (e)(l)		2,615,000	2,644,292
			24,331,286
Metals & Mining - 1.7%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (e)		10,362,000	10,961,224
Alumina Pty Ltd 6.375% 9/15/2032 (e)		5,480,000	5,696,794
Century Aluminum Co 6.875% 8/1/2032 (e)		2,645,000	2,739,073
Cleveland-Cliffs Inc 7% 3/15/2032 (e)(l)		3,185,000	3,268,562
Cleveland-Cliffs Inc 7.375% 5/1/2033 (e)		1,530,000	1,596,618
Cleveland-Cliffs Inc 7.5% 9/15/2031 (e)		1,370,000	1,445,725
Cleveland-Cliffs Inc 7.625% 1/15/2034 (e)		1,775,000	1,859,005
Commercial Metals Co 3.875% 2/15/2031		1,685,000	1,599,421
Commercial Metals Co 4.125% 1/15/2030		1,570,000	1,523,218
Commercial Metals Co 5.75% 11/15/2033 (e)		4,070,000	4,137,957
Commercial Metals Co 6% 12/15/2035 (e)		4,070,000	4,158,357
Kaiser Aluminum Corp 5.875% 3/1/2034 (e)		3,020,000	3,042,448
Novelis Corp 3.875% 8/15/2031 (e)(l)		1,475,000	1,349,725
Novelis Corp 6.375% 8/15/2033 (e)		1,485,000	1,512,673
Novelis Corp 6.875% 1/30/2030 (e)(l)		5,570,000	5,773,032
			50,663,832
TOTAL MATERIALS			215,504,502
Real Estate - 2.6%
Diversified REITs - 0.8%
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (e)		8,930,000	8,505,154
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (e)		7,795,000	7,581,304
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (e)		3,730,000	3,766,067
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (e)(p)		3,345,000	3,370,088
			23,222,613
Health Care REITs - 0.9%
CTR Partnership LP / CareTrust Capital Corp 3.875% 6/30/2028 (e)		3,760,000	3,690,065
MPT Operating Partnership LP / MPT Finance Corp 0.993% 10/15/2026	EUR	1,290,000	1,478,275
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031		5,330,000	3,940,175
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029		3,925,000	3,365,194
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027		11,089,000	10,840,995
Omega Healthcare Investors Inc 3.25% 4/15/2033		6,131,000	5,442,806
			28,757,510
Hotel & Resort REITs - 0.1%
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (e)(l)		2,890,000	2,995,751
Real Estate Management & Development - 0.6%
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7% 4/15/2030 (e)		600,000	607,483
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.25% 4/15/2030 (e)		736,000	701,891
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.75% 1/15/2029 (e)		1,871,000	1,846,227
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (e)		1,395,000	1,522,580
Forestar Group Inc 6.5% 3/15/2033 (e)		4,383,000	4,481,381
Howard Hughes Corp/The 4.125% 2/1/2029 (e)		1,585,000	1,532,887
Howard Hughes Corp/The 4.375% 2/1/2031 (e)		1,350,000	1,278,518
Kennedy-Wilson Inc 4.75% 2/1/2030		3,270,000	3,142,797
Taylor Morrison Communities Inc 5.75% 11/15/2032 (e)		2,385,000	2,448,012
			17,561,776
Specialized REITs - 0.2%
Millrose Properties Inc 6.25% 9/15/2032 (e)		3,025,000	3,059,119
Millrose Properties Inc 6.375% 8/1/2030 (e)		3,010,000	3,072,262
			6,131,381
TOTAL REAL ESTATE			78,669,031
Utilities - 3.9%
Electric Utilities - 3.3%
Clearway Energy Operating LLC 3.75% 1/15/2032 (e)		670,000	616,666
Clearway Energy Operating LLC 3.75% 2/15/2031 (e)		6,965,000	6,523,095
Clearway Energy Operating LLC 4.75% 3/15/2028 (e)		1,030,000	1,029,274
Clearway Energy Operating LLC 5.75% 1/15/2034 (e)		2,370,000	2,378,640
Edison International 6.25% 3/15/2030		2,773,000	2,910,135
Edison International 7.875% 6/15/2054 (g)		2,430,000	2,530,957
Edison International 8.125% 6/15/2053 (g)		2,370,000	2,452,666
Hawaiian Electric Co Inc 6% 10/1/2033 (e)		2,210,000	2,243,615
NRG Energy Inc 3.625% 2/15/2031 (e)		1,990,000	1,859,061
NRG Energy Inc 3.875% 2/15/2032 (e)		5,000	4,682
NRG Energy Inc 5.25% 6/15/2029 (e)		5,650,000	5,666,832
NRG Energy Inc 5.75% 1/15/2034 (e)		4,595,000	4,625,639
NRG Energy Inc 5.75% 7/15/2029 (e)		3,530,000	3,516,688
NRG Energy Inc 6% 1/15/2036 (e)		4,595,000	4,643,022
NRG Energy Inc 6% 2/1/2033 (e)		3,170,000	3,230,826
NRG Energy Inc 6.25% 11/1/2034 (e)		3,438,000	3,529,427
PacifiCorp 7.375% 9/15/2055 (g)		4,241,000	4,355,524
PG&E Corp 5% 7/1/2028		1,485,000	1,481,849
PG&E Corp 5.25% 7/1/2030		12,109,000	12,035,626
PG&E Corp 7.375% 3/15/2055 (g)		5,237,000	5,404,841
Vistra Operations Co LLC 5.625% 2/15/2027 (e)		6,835,000	6,839,874
Vistra Operations Co LLC 6.875% 4/15/2032 (e)		3,230,000	3,393,890
Vistra Operations Co LLC 7.75% 10/15/2031 (e)		2,240,000	2,370,191
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (e)(l)		1,894,000	1,954,388
XPLR Infrastructure Operating Partners LP 7.75% 4/15/2034 (e)		5,915,000	6,029,433
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (e)(l)		3,020,000	3,172,266
XPLR Infrastructure Operating Partners LP 8.625% 3/15/2033 (e)		4,445,000	4,663,332
			99,462,439
Independent Power and Renewable Electricity Producers - 0.6%
AES Corp/The 6.95% 7/15/2055 (g)		3,229,000	3,156,612
Alpha Generation LLC 6.25% 1/15/2034 (e)		3,055,000	3,074,824
Alpha Generation LLC 6.75% 10/15/2032 (e)		1,325,000	1,373,763
Calpine Corp 5.125% 3/15/2028 (e)		2,127,000	2,125,948
Sunnova Energy Corp 5.875% (c)(e)(j)		6,514,000	16,284
Talen Energy Supply LLC 6.25% 2/1/2034 (e)		4,605,000	4,666,983
Talen Energy Supply LLC 6.5% 2/1/2036 (e)		4,605,000	4,721,247
			19,135,661
TOTAL UTILITIES			118,598,100
TOTAL UNITED STATES			2,070,573,695
ZAMBIA - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
First Quantum Minerals Ltd 7.25% 2/15/2034 (e)		1,655,000	1,738,568
First Quantum Minerals Ltd 8% 3/1/2033 (e)		2,455,000	2,634,364
First Quantum Minerals Ltd 8.625% 6/1/2031 (e)		285,000	298,831
First Quantum Minerals Ltd 9.375% 3/1/2029 (e)		6,266,000	6,571,468

TOTAL ZAMBIA			11,243,231
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $2,440,583,384)			2,459,820,668

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Software - 0.0%
Strategy Inc 11% (l)(m) (Cost $2,961,585)	31,512	3,119,373

Preferred Securities - 2.0%
	Principal Amount (a)	Value ($)
FRANCE - 0.1%
Financials - 0.1%
Banks - 0.1%
BNP Paribas SA 7.45% (e)(g)(o)	2,950,000	3,133,110
RUSSIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Tinkoff Bank JSC Via TCS Finance Ltd loan participation 6% (c)(e)(g)(j)(o)	100,000	5,000
UNITED STATES - 1.9%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Energy Transfer LP 6.625% (g)(o)	2,948,000	3,072,933
Energy Transfer LP Series G, 7.125% (g)(o)	1,470,000	1,540,326
Mesquite Energy Inc 7.25% (c)(j)(o)	28,768,000	2,877
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.2234% (g)(h)(o)	9,863,000	10,020,357
Sunoco LP 7.875% (e)(g)(o)	5,410,000	5,732,521
TOTAL ENERGY		20,369,014
Financials - 0.7%
Banks - 0.4%
Bank of America Corp 6.25% (g)(o)	2,945,000	3,000,638
BW Real Estate Inc 9.5% (e)(g)(o)	4,583,000	4,852,844
Citigroup Inc 6.625% (g)(o)	4,560,000	4,687,520
		12,541,002
Consumer Finance - 0.3%
Ally Financial Inc 4.7% (g)(l)(o)	4,385,000	4,400,881
Ally Financial Inc 4.7% (g)(o)	3,980,000	3,853,499
		8,254,380
Insurance - 0.0%
Alliant Holdings LP 10.5% (c)(g)(o)	1,504,390	1,544,708
TOTAL FINANCIALS		22,340,090
Industrials - 0.5%
Trading Companies & Distributors - 0.5%
Air Lease Corp 4.125% (g)(o)	9,089,000	9,054,374
Aircastle Ltd 5.25% (e)(g)(o)	5,175,000	5,272,334
TOTAL INDUSTRIALS		14,326,708
TOTAL UNITED STATES		57,035,812
TOTAL PREFERRED SECURITIES (Cost $80,806,281)		60,173,922

U.S. Treasury Obligations - 2.0%
	Yield (%) (s)	Principal Amount (a)	Value ($)
US Treasury Notes 3.75% 5/31/2030	3.66 to 3.75	6,243,000	6,241,780
US Treasury Notes 4% 2/15/2034	3.92 to 4.74	54,679,000	54,226,190
TOTAL U.S. TREASURY OBLIGATIONS (Cost $59,966,707)			60,467,970

Money Market Funds - 11.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (t)	3.70	123,155,743	123,180,374
Fidelity Securities Lending Cash Central Fund (t)(u)	3.70	211,783,033	211,804,212
TOTAL MONEY MARKET FUNDS (Cost $334,984,585)			334,984,586

TOTAL INVESTMENT IN SECURITIES - 109.4% (Cost $3,275,079,297)	3,313,829,688
NET OTHER ASSETS (LIABILITIES) - (9.4)%	(285,710,280)
NET ASSETS - 100.0%	3,028,119,408

Currency Abbreviations
EUR	-	European Monetary Unit (Euro)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Level 3 security.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $96,748 or 0.0% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,113,019,197 or 69.8% of net assets.

(f)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(g)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(i)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(j)	Non-income producing - Security is in default.
(k)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $338,039 and $327,227, respectively.

(l)	Security or a portion of the security is on loan at period end.
(m)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(n)	Zero coupon bond which is issued at a discount.
(o)	Security is perpetual in nature with no stated maturity date.
(p)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(q)	A portion of the security sold on a delayed delivery basis.
(r)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $5,970,819 or 0.2% of net assets.

(s)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(t)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(u)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
New Cotai LLC / New Cotai Capital Corp	9/11/2020	623,261

Northeast Grocery Inc	11/8/2021	5,074

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	55,976,972	791,129,398	723,925,943	1,681,585	(53)	-	123,180,374	123,155,743	0.2%
Fidelity Securities Lending Cash Central Fund	258,518,740	564,969,268	611,686,531	866,471	2,734	1	211,804,212	211,783,033	0.7%
Total	314,495,712	1,356,098,666	1,335,612,474	2,548,056	2,681	1	334,984,586

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Private Credit Company LLC	21,731,410	-	21,512,512	1,196,285	(1,072,743)	853,845	-	-
	21,731,410	-	21,512,512	1,196,285	(1,072,743)	853,845	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Sales proceeds amount represents shares tendered under Fidelity Private Credit Company LLC's share repurchase program.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Bank Loan Obligations, Convertible Corporate Bonds, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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